Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Current PEO		Former PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Adj. EBITDA(4) (millions)
	SCT Total For PEO (Current)(1)	CAP to PEO (Current)(1)(5)	SCT Total For PEO (Former)(1)	CAP to PEO (Former)(1)(5)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(2)(5)	Total Shareholder Return	Peer Group(3) Total Shareholder Return
2023(6)	$3,495,919	$1,946,589	N/A	N/A	$788,582	$525,945	$12	$164	$(79.3)	$92.6
2022(7)	$2,400,576	$1,457,376	$9,007,845	$2,436,271	$1,153,086	$(45,485)	$17	$136	$(194.2)	$98.9
2021(8)	N/A	N/A	$4,611,728	$3,681,582	$1,070,643	$963,460	$102	$145	$6.9	$119.6
2020(9)	N/A	N/A	$4,561,385	$4,003,894	$1,189,843	$1,128,941	$94	$123	$21.3	$125.3

Company Selected Measure Name	Adj. EBITDA
Named Executive Officers, Footnote	As a result of a PEO transition that occurred in 2022, two PEO’s are reported in the table. In fiscal years 2020 and 2021, Dante Parrini was the PEO (listed as “Former PEO”). On August 24, 2022, Mr. Parrini ceased to serve as PEO and Thomas Fahnemann was appointed PEO (listed as “Current PEO”). Mr. Fahnemann is reported as PEO in 2023. The non-PEO NEOs reported in fiscal years 2020 and 2021 are Samuel Hillard, Christopher Astley, Wolfgang Laures, and Eileen Beck. The non-PEO NEOs reported in fiscal year 2022 are Ramesh Shettigar, Samuel Hillard, Christopher Astley, Wolfgang Laures, and David Elder. The non-PEO NEOs reported in fiscal year 2023 are Ramesh Shettigar, Boris Illetschko, David Elder, Eileen Beck, Christopher Astley, and Wolfgang Laures.
Peer Group Issuers, Footnote	Amounts reported in this column represent returns on an initial $100 investment in the S&P Small Cap 600 Materials Index, which was utilized as the Company’s peer group for purposes of calculating peer group total shareholder return included in this table pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO and non-PEO NEOs in 2023:

	2023	Current PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$3,495,919	$788,582
‘-	Aggregate Change in Pension Value Reported in SCT	$0	$(9,833)
‘-	Amounts reported in SCT for Stock Awards	$(2,153,742)	$(291,514)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$878,012	$75,412
‘+	Dividends Paid on Unvested Awards	$0	$0
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(273,600)	$(10,098)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$0	$6,566
‘-	Value of Awards Forfeited in Covered Year	$0	$(33,171)
‘=	CAP	$1,946,589	$525,945
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2023 for purposes of calculating CAP.

7.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO, Former PEO, and non-PEO NEOs in 2022:

	2022	Current PEO(1)	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$2,400,576	$9,007,845	$1,153,086
‘-	Aggregate Change in Pension Value Reported in SCT	$0	$(284,000)	$(800)
‘-	Amounts reported in SCT for Stock Awards	$(1,750,800)	$(2,999,988)	$(728,249)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$807,600	$3,042,096	$267,133
‘+	Dividends Paid on Unvested Awards	$0	$241,203	$11,288
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$0	$(753,193)	$(288,841)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$0	$(581,355)	$(145,316)
‘-	Value of Awards Forfeited in Covered Year	$0	$(5,236,338)	$(313,786)
‘=	CAP	$1,457,376	$2,436,271	$(45,485)
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2022 for purposes of calculating CAP.
8.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and non-PEO NEOs in 2021:

	2021	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,611,728	$1,070,643
‘-	Aggregate Change in Pension Value Reported in SCT	$(413,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,889,987)	$(356,863)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,545,525	$291,824
‘+	Dividends Paid on Unvested Awards	$216,167	$33,953
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(388,035)	$(73,789)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(815)	$(2,058)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$3,681,582	$963,460
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2021 for purposes of calculating CAP.
9.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and the non-PEO NEOs in 2020:

	2020	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,561,385	$1,189,843
‘-	Aggregate Change in Pension Value Reported in SCT	$(265,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,767,347)	$(336,745)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,661,121	$316,504
‘+	Dividends Paid on Unvested Awards	$192,758	$28,803
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(288,619)	$(56,462)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(90,404)	$(12,753)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$4,003,894	$1,128,941
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2020 for purposes of calculating CAP.

Non-PEO NEO Average Total Compensation Amount	$ 788,582	$ 1,153,086	$ 1,070,643	$ 1,189,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ 525,945	(45,485)	963,460	1,128,941
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO and non-PEO NEOs in 2023:

	2023	Current PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$3,495,919	$788,582
‘-	Aggregate Change in Pension Value Reported in SCT	$0	$(9,833)
‘-	Amounts reported in SCT for Stock Awards	$(2,153,742)	$(291,514)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$878,012	$75,412
‘+	Dividends Paid on Unvested Awards	$0	$0
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(273,600)	$(10,098)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$0	$6,566
‘-	Value of Awards Forfeited in Covered Year	$0	$(33,171)
‘=	CAP	$1,946,589	$525,945
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2023 for purposes of calculating CAP.

7.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Current PEO, Former PEO, and non-PEO NEOs in 2022:

	2022	Current PEO(1)	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$2,400,576	$9,007,845	$1,153,086
‘-	Aggregate Change in Pension Value Reported in SCT	$0	$(284,000)	$(800)
‘-	Amounts reported in SCT for Stock Awards	$(1,750,800)	$(2,999,988)	$(728,249)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$807,600	$3,042,096	$267,133
‘+	Dividends Paid on Unvested Awards	$0	$241,203	$11,288
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$0	$(753,193)	$(288,841)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$0	$(581,355)	$(145,316)
‘-	Value of Awards Forfeited in Covered Year	$0	$(5,236,338)	$(313,786)
‘=	CAP	$1,457,376	$2,436,271	$(45,485)
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2022 for purposes of calculating CAP.
8.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and non-PEO NEOs in 2021:

	2021	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,611,728	$1,070,643
‘-	Aggregate Change in Pension Value Reported in SCT	$(413,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,889,987)	$(356,863)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,545,525	$291,824
‘+	Dividends Paid on Unvested Awards	$216,167	$33,953
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(388,035)	$(73,789)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(815)	$(2,058)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$3,681,582	$963,460
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2021 for purposes of calculating CAP.
9.) The following table sets forth the amounts deducted from and added to SCT total compensation pursuant to Item 401(v) of Regulation S-K to determine CAP for the Former PEO and the non-PEO NEOs in 2020:

	2020	Former PEO(1)	Avg. Non-PEO NEOs(2)
	SCT Total Compensation	$4,561,385	$1,189,843
‘-	Aggregate Change in Pension Value Reported in SCT	$(265,000)	$(250)
‘-	Amounts reported in SCT for Stock Awards	$(1,767,347)	$(336,745)
‘+	Value of Service Cost Attributable to Executive under Pension(i)	$0	$0
‘+	Value of Awards Granted in Covered Year, Outstanding and Unvested at Year- End	$1,661,121	$316,504
‘+	Dividends Paid on Unvested Awards	$192,758	$28,803
‘+/-	Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year End	$(288,619)	$(56,462)
‘+/-	Change in Value of Awards Granted in Any Prior Year, Vested During the Year	$(90,404)	$(12,753)
‘-	Value of Awards Forfeited in Covered Year	$0	$0
‘=	CAP	$4,003,894	$1,128,941
i.) Glatfelter’s qualified pension plan was terminated in 2019 and related liabilities were settled. In addition, the Company froze the benefits for all participants in the SERP effective December 31, 2019 so no additional benefits have accrued for any NEO under the SERP. The frozen SERP has been subsumed by a NQDCP. Based on these factors, Glatfelter did not have any service cost under the frozen SERP in 2020 for purposes of calculating CAP.

Equity Valuation Assumption Difference, Footnote
5.) CAP, as required under SEC rules, reflects adjustments to the value of unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. Valuations calculated on such dates are determined in accordance with the
	Company’s methodology used for financial reporting purposes. Equity awards issued by the Company during the covered periods are subject to certain market conditions and have been valued using a Monte Carlo simulation where applicable.
Compensation Actually Paid vs. Total Shareholder Return
Chart 1: Alignment of CAP with Company TSR: The Company’s TSR is expressed as a $100 investment in the Company’s common stock on December 31, 2019.
For 2020 to 2023, the CAP to the Former PEO and the average CAP to the non-PEO NEOs decreased by 39% and 53%, respectively, and the CAP to the Current CEO increased by 34% compared to an 87% decrease in the Company’s TSR over the same time horizon.

Compensation Actually Paid vs. Net Income
Chart 3 : Alignment of CAP with Company Net Income:
	For 2020 to 2023, the CAP to the Former PEO and the average CAP to the non-PEO NEOs decreased by 39% and 53%, respectively, and the CAP to the Current CEO increased by 34% compared to a significant decrease in the Company’s Net Income over the same time period.
Compensation Actually Paid vs. Company Selected Measure
Chart 4 : Alignment of CAP with Adjusted EBITDA:
For 2020 to 2023, the CAP to the Former PEO and the average CAP to the non-PEO NEOs decreased by 39% and 53%, respectively, and the CAP to the Current CEO increased by 34% compared to a 26% decrease in the Company’s Adj. EBITDA performance over the same time horizon.

Total Shareholder Return Vs Peer Group
Chart 2 : Comparison of Company TSR and Peer Group TSR:
The S&P 600 Small Cap Materials Index, as the Company’s peer group for purposes of Item 201(e) of Regulation S-K, was utilized for purposes of calculating peer group TSR. The TSR for the peer group disclosed in the chart above increased by 33% for the four-year period ending December 31, 2023, as compared to the Company's TSR, which decreased by 87% over the same time period.

Tabular List, Table

Company-Selected Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
Senior Secured Net Leverage
ROCE
Relative TSR

Total Shareholder Return Amount	$ 12	17	102	94
Peer Group Total Shareholder Return Amount	164	136	145	123
Net Income (Loss)	$ (79,300,000)	$ (194,200,000)	$ 6,900,000	$ 21,300,000
Company Selected Measure Amount	92,600,000	98,900,000	119,600,000	125,300,000
PEO Name	Thomas Fahnemann	Thomas Fahnemann	Dante Parrini	Dante Parrini
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adj. EBITDA is a non-GAAP measure that is reconciled to the nearest GAAP measure on page 21 of our 2023 Form 10-K filed on February 28, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Senior Secured Net Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	ROCE
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,833)	$ (800)	$ (250)	$ (250)
Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(291,514)	(728,249)	(356,863)	(336,745)
Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Equity Awards Reported, Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,412	267,133	291,824	316,504
Equity Awards, Value of Dividends Paid, Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,288	33,953	28,803
Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,098)	(288,841)	(73,789)	(56,462)
Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,566	(145,316)	(2,058)	(12,753)
Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,171)	(313,786)	0	0
Thomas Fahnemann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,495,919	2,400,576
PEO Actually Paid Compensation Amount	1,946,589	1,457,376
Thomas Fahnemann [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Thomas Fahnemann [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,153,742)	(1,750,800)
Thomas Fahnemann [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Thomas Fahnemann [Member] | Equity Awards Reported, Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	878,012	807,600
Thomas Fahnemann [Member] | Equity Awards, Value of Dividends Paid, Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Thomas Fahnemann [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,600)	0
Thomas Fahnemann [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Thomas Fahnemann [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
Dante Parrini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,007,845	4,611,728	4,561,385
PEO Actually Paid Compensation Amount		2,436,271	3,681,582	4,003,894
Dante Parrini [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(284,000)	(413,000)	(265,000)
Dante Parrini [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,999,988)	(1,889,987)	(1,767,347)
Dante Parrini [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Dante Parrini [Member] | Equity Awards Reported, Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,042,096	1,545,525	1,661,121
Dante Parrini [Member] | Equity Awards, Value of Dividends Paid, Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		241,203	216,167	192,758
Dante Parrini [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(753,193)	(388,035)	(288,619)
Dante Parrini [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(581,355)	(815)	(90,404)
Dante Parrini [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,236,338)	$ 0	$ 0